Other Financial Liabilities (Details) - Schedule of Other Financial Liabilities - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Financial Liabilities [Abstract]
Lease liabilities	$ 120,981
Interest on tax payable		845,792
Interest accrued on 7% senior secured promissory note		337,745
Share warrants liability	1,585,025	75,322
Professional fees payable	9,054	251,381
Total	$ 1,715,060	$ 1,510,240